Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.
Prospectus Supplement dated June 7, 2013

The following information supplements the Summary Prospectus for the Large Company Value Portfolio (“Portfolio”) of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2013, a copy of which you have already received, as well as the Fund’s Statutory Prospectus dated May 1, 2013 (together, the “Prospectus”). You should read this Supplement together with the Prospectus.

The name of the benchmark index currently reflected in the Portfolio’s Average Annual Total Return table is corrected to read “Russell 1000® Value Index” rather than “S&P 500® Index.” The Average Annual Total Returns reported for the benchmark index are those of the Russell 1000® Value Index and are unchanged. The revised Average Annual Total Return table is as follows:

Average Annual Total Return
(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Large Company Value Portfolio
16.47%	-0.13%	-1.19%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
17.51%	0.59%	-0.37%
Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)
15.71%	0.35%	—

Large Company Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.
Prospectus Supplement dated June 7, 2013

The following information supplements the Summary Prospectus for the Large Company Value Portfolio (“Portfolio”) of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2013, a copy of which you have already received, as well as the Fund’s Statutory Prospectus dated May 1, 2013 (together, the “Prospectus”). You should read this Supplement together with the Prospectus.

The name of the benchmark index currently reflected in the Portfolio’s Average Annual Total Return table is corrected to read “Russell 1000® Value Index” rather than “S&P 500® Index.” The Average Annual Total Returns reported for the benchmark index are those of the Russell 1000® Value Index and are unchanged. The revised Average Annual Total Return table is as follows:

Average Annual Total Return
(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Large Company Value Portfolio
16.47%	-0.13%	-1.19%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
17.51%	0.59%	-0.37%
Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)
15.71%	0.35%	—

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2012)
Large Company Value Portfolio | Large Company Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.47%
5 Yrs	rr_AverageAnnualReturnYear05	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Large Company Value Portfolio | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	17.51%
5 Yrs	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Large Company Value Portfolio | Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.71%
5 Yrs	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007